Insurance coverage	12 Months Ended
Dec. 31, 2017
Insurance coverage [Abstract]
Insurance coverage

33.              Insurance coverage

Braskem carries insurance policies to cover the domestic and international operations of its plants, as detailed below, in addition to other insurance policies, which include general civil liability, the civil liability of directors and offices, domestic and international charter operations, charter's liability, etc.

The company believes its Insurance Program is consistent with the standards adopted by petrochemical companies operating globally.

The All Risks Program provides coverage for material damages and consequent loss of profit of all Braskem plants through an “All Risks” program.

The program is divided into three different policies that ensure coverage of the operations in Brazil, Mexico and the USA/Germany. These policies are valid through April 2020.

The following table presents additional information on the policies in force. Each has maximum indemnity limits (“MIL”) per event to cover possible claims in view of the nature of the Company's activities and benchmarks, as well estimated maximum loss studies prepared by external advisors.

		Maximum indemnity limit	Amount insured
	Maturity	US$ million	US$ million
Units in Brazil	April 10, 2020	3,375	26,406
Units in United States and Germany	April 10, 2020	500	2,037
Units in Mexico	April 10, 2020	2,936	6,068
Total			34,511

The risk assumptions adopted are not part of the audit scope and, therefore, were not subject to review by our independent accountants.

These policies provide coverage for material losses arising from accidents related to fire, explosion and machinery breakdown, etc., and consequential loss of profit, with maximum indemnity periods ranging from 12 to 33 months, depending on the plant and/or coverage.

Braskem also carries an insurance policy against general civil liability that covers damages caused to third parties from its operations and products, including any losses caused by sudden pollution.

The Company's new projects are covered by specific Engineering Risk policies and/or construction and assembly clauses included in the Operational Risks policies.